Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-Average Assumptions Used to Determine Fair Value of Stock Options
The fair values of the options granted during the years ended December 31, 2016, 2015, and 2014 have been estimated at the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2016	2015	2014
Expected volatility	37.2%	39.5%	40.3%
Risk-free interest rate	1.6%	1.9%	2.2%
Expected life (years)	7.5	7.7	7.2
Dividend yield	2.1%	2.1%	2.1%
The fair value of the SARs granted in conjunction with the Encompass acquisition has been estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the Year Ended December 31,
	2016	2015
Expected volatility	25.9%	30.7%
Risk-free interest rate	1.9%	2.1%
Expected life (years)	5.3	6.3
Dividend yield	—%	—%

Schedule of Stock Option Activity
A summary of our stock option activity and related information is as follows:

	Shares (In Thousands)	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value (In Millions)
Outstanding, December 31, 2015	2,056	$21.37
Granted	186	36.15
Exercised	(563)	23.14
Forfeitures	(102)	37.22
Expirations	(2)	24.72
Outstanding, December 31, 2016	1,575	21.45	4.3	$31.3
Exercisable, December 31, 2016	1,442	19.94	3.9	30.8

Schedule of Restricted Stock Activity
A summary of our issued restricted stock awards is as follows (share information in thousands):

	Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2015	842	$28.05
Granted	542	33.56
Vested	(712)	25.63
Forfeited	(54)	35.24
Nonvested shares at December 31, 2016	618	35.06